Cash and Cash Equivalents and Investment Securities - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
Restricted cash	$ 105	$ 106
Amounts deposited on a blocked account	77
Current debt securities	353	306
Debt securities [member]
Disclosure of detailed information about borrowings [line items]
Current debt securities	$ 353	$ 306